Financial Instruments	12 Months Ended
Jan. 31, 2019
Text block [abstract]
Financial Instruments
28.	FINANCIAL INSTRUMENTS

a)	Fair value

The fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair values of the Company’s financial instruments take into account the credit risk embedded in the instrument. For financial assets, the credit risk of the counterparty is considered whereas for financial liabilities, the Company’s credit risk is considered.

In order to determine the fair value of its financial instruments, the Company uses, when active markets exist, quoted prices from these markets (“Level 1” fair value). When public quotations are not available in the market, fair values are determined using valuation techniques. When inputs used in the valuation techniques are only inputs directly and indirectly observable in the marketplace, fair value is presented as “Level 2” fair value. If fair value is assessed using inputs that require considerable judgment from the Company in interpreting market data and developing estimates, fair value is presented as “Level 3” fair value. For Level 3 fair value, the use of different assumptions and/or estimation methodologies may have a material effect on the estimated fair values.

The fair value, fair value level and valuations techniques and inputs of restricted investments, derivative financial instruments and long-term debt were as follows:

			As at		As at		As at
			January 31, 2019		January 31, 2018		February 1, 2017
	Fair value level		Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value
Restricted investments (Note 8)	Level 2	[a]	$15.7	$15.7	$17.3	$17.3	$16.1	$16.1

Derivative financial instruments
Forward exchange contracts
Favourable (Note 8)	Level 2	[b]	$3.4	$3.4	$5.5	$5.5	$1.3	$1.3
(Unfavourable)	Level 2	[b]	(6.9)	(6.9)	(7.7)	(7.7)	(7.8)	(7.8)
Inflation rate swap	Level 2	[c]	(2.0)	(2.0)	(2.3)	(2.3)	(2.2)	(2.2)
Total derivative financial instruments	Level 2		$(5.5)	$(5.5)	$(4.5)	$(4.5)	$(8.7)	$(8.7)

Term Facility (Note 16)	Level 1	[d]	$(1,176.9)	$(1,161.4)	$(969.9)	$(965.1)	$(907.5)	$(909.8)
Term Loans (Note 16)	Level 2	[e]	(29.5)	(28.6)	(34.3)	(34.9)	(32.3)	(36.5)

[a] Valued using discounted cash flows at a discount rate that reflects the current market rate for this type of investments at the end of the reporting period.

[b] Valued using discounted cash flows. Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects the credit risk of the counterparties for favourable position or the credit risk of the Company for unfavourable positions.

[c] Valued using discounted cash flows. Future cash flows are estimated based on forward inflation rates (from observable yield curves at the end of the reporting period) and contract inflation rates, discounted at a rate that reflects the credit risk of the Company.

[d] Valued using quoted bid prices in an active market.

[e] Valued using discounted cash flows. Cash flows used for valuation are those contractually due and are discounted at a rate that reflects the credit risk of the Company.

For cash, trade and other receivables, Revolving Credit Facilities, trade payables and accruals, dealer holdback programs and customer deposits, the carrying amounts reported on the consolidated statements of financial position or in the notes approximate the fair values of these items due to their short-term nature.

During the years ended January 31, 2019 and 2018, no changes in fair value level classifications occurred.

b)	Foreign exchange risk

The foreign exchange risk associated with financial instruments is defined by the risk that the future cash flows of a recorded financial instrument will fluctuate because of changes in foreign exchange rates. Foreign exchange risk associated with financial instruments arises from financial instruments denominated in a currency other than the functional currency of the Company.

The Company’s significant foreign exchange risk exposure associated with financial instruments are with Credit Facilities, trade and other receivables, trade payables and accruals and derivative financial instruments.

The table below presents the impact on consolidated net income and consolidated other comprehensive income of a variation of foreign exchange rates on financial instruments subject to foreign exchange risks as at January 31, 2019 and 2018:

	As at January 31, 2019				As at January 31, 2018
Increase (Decrease)	Percentage of Variation [a]	Impact on Net income		Impact on Other comprehensive income	Percentage of Variation [a]	Impact on Net income		Impact on Other comprehensive income
USD / CAD	5%	$ (49.5	) [b]	$—	5%	$ (38.1	) [b]	$—
Euro / CAD	5%	$3.0		$—	5%	$0.8		$—
Other	3%	$3.8		$1.0	3%	$(3.1)		$(1.2)

[a] Based on variations that might exist at the closing dates.

[b] Mainly from the long-term debt denominated in U.S. dollars.

The Company uses foreign exchange contracts to manage its foreign currency risks mainly on trade payables and certain other financial liabilities denominated in U.S. dollars and the Company uses short-term foreign exchange contracts to manage its daily cash position.

For currencies over which the Company cannot achieve an offset through its recurring business transactions, mainly for the Australian dollar, the Swedish krona, the Norwegian krone and the Great Britain pound, the Company uses foreign exchange contracts according to the Company’s hedging policy. Under this policy, the Company hedges up to 50% of the budgeted revenue exposure in these currencies during the annual budget period and continually increases the coverage up to 80% six months before the expected exposures arise. Management periodically reviews the relevant hedging position and may hedge at any level within the authorized parameters of the policy, up to the maximum percentage allowed.

As at January 31, 2019, the maximum length of time over which the Company is hedging its exposure to variability in future cash flow from anticipated sales is 12 months. All foreign exchange contracts used to hedge highly probable anticipated sales are recorded under the cash flow hedge model. The Company does not trade in derivative financial instruments for speculative purposes.

The following tables set out the notional amounts outstanding under hedging foreign exchange contracts, the carrying amount, the average contractual exchange rates and the settlement periods of these contracts:

	As at January 31, 2019
							Carrying amount
	Sell currency	Buy currency	Average rate	Notional amount		Canadian equivalent notional amount [a]	Other financial assets	Other financial liabilities
Less than 1 year
	AUD	CAD	0.9352	AUD	48.0	$45.9	$—	$0.9
	GBP	Euro	1.1015	GBP	12.0	20.7	—	0.7
	NOK	Euro	0.1005	NOK	325.0	50.6	—	0.9
	SEK	Euro	0.0950	SEK	601.0	87.3	0.1	1.3

[a]	Exchange rates as at January 31, 2019 were used to translate notional amounts denominated in foreign currencies into Canadian dollars.

	As at January 31, 2018
							Carrying amount
	Sell currency	Buy currency	Average rate	Notional amount		Canadian equivalent notional amount [a]	Other financial assets	Other financial liabilities
Less than 1 year
	AUD	CAD	0.9755	AUD	44.5	$44.1	$—	$0.6
	NOK	Euro	0.1056	NOK	285.0	45.5	0.9	—
	SEK	Euro	0.1050	SEK	485.0	75.7	2.1	—

[a]	Exchange rates as at January 31, 2018 were used to translate notional amounts denominated in foreign currencies into Canadian dollars.

The following tables set out the notional amounts outstanding under foreign exchange contracts, the average contractual exchange rates and the settlement periods of these contracts:

	As at January 31, 2019
	Sell currency	Buy currency	Average rate	Notional amount		Canadian equivalent notional amount [a]
Less than 1 year
	AUD	CAD	0.9371	AUD	53.3	$51.0
	CAD	AUD	0.9549	AUD	4.0	3.8
	CAD	Euro	1.5141	Euro	9.7	14.6
	CAD	JPY	0.0120	JPY	23.6	0.3
	CAD	MXN	0.0688	MXN	138.6	9.6
	CAD	USD	1.3218	USD	315.2	414.2
	Euro	CAD	1.5223	Euro	114.2	171.9
	Euro	CHF	0.8784	CHF	0.1	0.1
	Euro	GBP	1.1446	GBP	0.5	0.8
	Euro	NOK	0.1031	NOK	19.2	3.0
	Euro	SEK	0.0968	SEK	55.4	8.0
	GBP	Euro	1.1031	GBP	12.5	21.5
	JPY	CAD	0.0121	JPY	46.0	0.6
	MXN	CAD	0.0687	MXN	62.7	4.3
	NOK	Euro	0.1009	NOK	411.2	64.1
	NZD	CAD	0.9078	NZD	2.0	1.8
	SEK	Euro	0.0956	SEK	804.1	116.8
	USD	CAD	1.3232	USD	127.0	166.9

[a]	Exchange rates as at January 31, 2019 were used to translate notional amounts denominated in foreign currencies into Canadian dollars.

	As at January 31, 2018
	Sell currency	Buy currency	Average rate	Notional amount		Canadian equivalent notional amount [a]
Less than 1 year
	AUD	CAD	0.9755	AUD	44.5	$44.1
	BRL	USD	0.3064	BRL	7.5	2.9
	CAD	Euro	1.5354	Euro	0.7	1.1
	CAD	MXN	0.0656	MXN	67.1	4.4
	CAD	USD	1.2477	USD	356.1	437.7
	Euro	CAD	1.5269	Euro	36.2	55.3
	Euro	NOK	0.1044	NOK	27.6	4.4
	Euro	SEK	0.1021	SEK	62.7	9.8
	GBP	CHF	1.3205	GBP	0.3	0.5
	GBP	Euro	1.1426	GBP	0.4	0.7
	JPY	CAD	0.0114	JPY	50.3	0.6
	NOK	Euro	0.1053	NOK	351.2	56.1
	SEK	Euro	0.1040	SEK	703.6	109.8
	USD	CAD	1.2534	USD	102.6	126.1

[a]	Exchange rates as at January 31, 2018 were used to translate notional amounts denominated in foreign currencies into Canadian dollars.

c)	Liquidity risk

Liquidity risk is defined as the Company’s exposure to the risk of not being able to meet its financial obligations. The Company manages its liquidity risk by continuously monitoring its operating cash requirements and by the use of its funding sources to ensure its financial flexibility and mitigate its liquidity risk (see Note 29).

The following table summarizes the financial liabilities instalments payable when contractually due as at January 31, 2019:

	Less than 1 year	1-3 years	4-5 years	More than 5 years	Total amount
Trade payables and accruals	$1,003.5	$—	$—	$—	$1,003.5
Long-term debt (including interest)	72.9	137.4	139.6	1,206.6	1,556.5
Derivative financial instruments	6.9	—	—	2.0	8.9
Other financial liabilities (including interest)	101.5	0.8	0.5	25.1	127.9
Total	$1,184.8	$138.2	$140.1	$1,233.7	$2,696.8

d)	Interest risk

The Company is exposed to the variation of interest rates on financial instruments mainly on its Credit Facilities. As at January 31, 2019, an increase or decrease of a 0.25 percentage base point would have resulted in a $3.1 million impact on consolidated net income and consolidated comprehensive income for the year ended January 31, 2019. As at January 31, 2018, an increase or decrease of a 0.25 percentage base point would have resulted in a $2.6 million impact on consolidated net income and consolidated comprehensive income for the year ended January 31, 2018. Percentages of variations of interest rates above are based on changes that might exist at the consolidated statement of financial position dates and have been applied on the Company’s financial instruments subject to interest rate changes.

e)	Credit risk

The Company could be exposed, in the normal course of business, to the potential inability of dealers, distributors and other business partners to meet their contractual obligations on financial assets and on amounts guaranteed under dealer and distributor financing agreements.

The Company considers that its credit risk associated with its trade receivables and its limited responsibilities under dealer and distributor financing agreements does not represent a significant concentration of risk and loss due to the large number of dealers, distributors and other business partners and their dispersion across many geographic areas. Moreover, the Company mitigates such risk by doing business through its own distribution channels and by monitoring independent dealers’ and distributor credit.

The following table provides further details on receivables for which the Company considers to be exposed to credit risk as at January 31, 2019 and 2018 and February 1, 2017:

	January 31, 2019	January 31, 2018	February 1, 2017
Trade and other receivables	$388.3	$328.8	$325.3
Sales tax and other government receivables	(54.3)	(42.3)	(34.5)
Total exposed to credit risk	$334.0	$286.5	$290.8

Not past due	$324.6	$281.1	$282.7
Past due
Under 60 days	8.8	5.4	7.9
From 60 to 90 days	0.7	0.7	0.9
Over 90 days	3.6	2.7	3.2
Allowance for doubtful accounts	(3.7)	(3.4)	(3.9)
Total exposed to credit risk	$334.0	$286.5	$290.8

The counterparties to the derivative financial instruments and restricted investments are all investment grade financial institutions, which the Company anticipates will satisfy their obligations under these contracts. Over the past years, the Company has not incurred significant losses related to credit risk on its financial assets.

As described in Note 30 b), the Company has provided financial guarantees to third party financing companies in case of dealers’ inability to meet their obligations under their financing agreements with the financing companies.